Operations and Organization (Narrative) (Details) $ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2017	Oct. 31, 2015 USD ($)	Jul. 31, 2015 shares	Apr. 30, 2015 USD ($) shares	Dec. 31, 2016 USD ($)
Payments to Acquire Businesses, Gross		$ 382
Dropdown of Sunoco LLC Interest [Member]
Payments to Acquire Businesses, Gross				$ 775
Business Combination, Consideration Transferred				$ 816
Sunoco LP Exchange [Member]
Stock Repurchased During Period, Shares | shares			32,000,000
Sunoco LP Exchange [Member] | Sunoco GP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Regency Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share | shares				0.6186
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				258,300,000
Relinquishment of Incentive Distributions					$ 320
ETP Subsidiaries [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				23,300,000
ETP Series A Preferred Units [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				1,900,000
Relinquishment, Year 1 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions					80
Relinquishment, Years 2 through 5 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions					$ 60
Subsequent Event [Member] | SXL and ETP Merger [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.5